Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (5,107,051)	$ 2,729,602
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(1,592,531)	1,571,909
Net cash (used in) provided by operating activities	(2,284,359)	5,542,225
Cash flows from investing activities:
Net cash provided by investing activities	44,282,258	193,473,127
Cash flows from financing activities:
Receipt of notes payable	439,004
Net cash used in financing activities	(43,674,478)	(196,894,657)
Cash - Beginning	2,171,553	50,858
Cash - Ending	494,974	2,171,553	$ 50,858
Angel Studios, Inc. CIK: 0001671941
Cash flows from operating activities:
Net income (loss)	(89,967,595)	9,012,124	(13,710,708)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,004,823	916,945	665,920
Amortization of operating lease assets	678,806	666,653	453,996
Stock-based compensation expense	3,641,940	1,031,656	1,503,969
Net loss (gain) on digital assets	(1,683,946)	4,000	5,065,413
Impairment of investment in affiliates	1,000,000
Investments in affiliates gain	(67,608)	(9,364)	(67,608)
Non-cash interest expense		305,271
Bad debt expense	204,151	2,392,342
Change in deferred income taxes	4,000,319	37,611	(434,946)
Change in operating assets and liabilities:
Accounts receivable	7,702,451	(19,343,719)	3,251,012
Physical media inventory	1,132,043	(2,343,001)	1,369,233
Prepaid expenses and other current assets	(4,829,440)	(2,696,030)	2,056,587
Certificate of deposit		154,187	(1,914)
Licensing receivables	(1,729,500)	(19,130,765)
Content	(519,143)	(313,855)	(504,609)
Other long-term assets	(515,000)	(4,000,319)
Accounts payable and accrued expenses	13,455,520	4,751,709	(12,931,847)
Accrued licensing royalties	(11,353,995)	31,847,030	3,094,538
Operating lease liabilities	(636,288)	(657,296)	(423,806)
Deferred revenue	18,251,160	3,287,013	(1,048,481)
Net cash (used in) provided by operating activities	(60,231,302)	5,912,192	(11,663,251)
Cash flows from investing activities:
Purchases of property and equipment	(303,793)	(572,463)	(1,135,362)
Issuance of notes receivable	(1,865,603)	(3,366,462)	(3,392,877)
Collections of notes receivable	2,092,564	5,090,166	2,779,320
Purchase of digital assets	(624,644)	(118,965)
Sale of digital assets	2,287,978
Investments in affiliates	(5,495,376)	(1,720,390)	(1,747,980)
Net cash provided by investing activities	(3,908,874)	(688,114)	(3,496,899)
Cash flows from financing activities:
Repayment of notes payable	(18,626,081)	(26,981,122)	(208,373)
Receipt of notes payable	23,750,000	28,911,394	2,000,000
Exercise of stock options	619,237	235,726	258,855
Sale of common stock	32,818,130	7,500,001	0
Investments in minority owned entities	8,800,000
Fees related to issuance of common stock and minority interest	(502,000)
Repurchase of common stock	(706,645)	(107,073)	(427,217)
Debt financing fees		(305,271)
Net cash used in financing activities	46,152,641	9,253,655	1,623,265
Effect of changes in foreign currency exchange rates on cash and cash equivalents	(2,064)	2,064
Net increase (decrease) in cash and cash equivalents	(17,989,599)	14,479,797	(13,536,885)
Cash - Beginning	25,201,425	10,721,628	24,258,513
Cash - Ending	7,211,826	25,201,425	10,721,628
Supplemental disclosure of cash flow information:
Cash paid for interest	2,371,370	3,586,937	498,769
Cash paid for income taxes	1,375,433	$ 22,208	(2,078,744)
Supplemental schedule of noncash financing activities:
Investment of bitcoin for issuance of common stock	9,474,985
Operating lease right-of-use assets and liabilities	$ 2,137,262		$ 2,406,886